SEGMENTED INFORMATION - Additional information (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($) item
Percentages of voting rights and equity in its major subsidiaries
Percentage of workforce received the benefits under assistance program	10.00%
Reduction in employee costs | $	$ 49.6
Sports and Entertainment
Percentages of voting rights and equity in its major subsidiaries
Number of teams | item	2